Note 3 - Acquisitions and Reorganisation (Details) ¥ in Thousands, $ in Thousands		1 Months Ended			8 Months Ended	12 Months Ended
	Jun. 30, 2015 CNY (¥)	Jul. 31, 2015 CNY (¥)	Jun. 30, 2015	Apr. 30, 2014 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($)	May. 01, 2014 CNY (¥)
Note 3 - Acquisitions and Reorganisation (Details) [Line Items]
Adjustments to Additional Paid in Capital, Acquisition of Additional Interests in Subsidiaries						¥ 187,810
Allocated Share-based Compensation Expense						17,653	¥ 23,598	¥ 45,317
Goodwill					¥ 133,474	¥ 133,474	¥ 133,474		$ 20,605
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life						6 years 109 days
Yuanqian, Longqian and 22 Individual [Member]
Note 3 - Acquisitions and Reorganisation (Details) [Line Items]
Allocated Share-based Compensation Expense						¥ 3,400
CISLA [Member] | Fangzhong [Member] | Meidiya Investments [Member]
Note 3 - Acquisitions and Reorganisation (Details) [Line Items]
Sale of Stock, Consideration Received on Transaction		¥ 61,200
CISLA [Member] | Fangzhong [Member] | The 22 Individuals [Member]
Note 3 - Acquisitions and Reorganisation (Details) [Line Items]
Sale of Stock, Consideration Received on Transaction		¥ 58,800
Fangzhong [Member]
Note 3 - Acquisitions and Reorganisation (Details) [Line Items]
Equity Method Investment, Ownership Percentage		44.70%			51.00%		51.00%
CISLA [Member] | Fangzhong [Member]
Note 3 - Acquisitions and Reorganisation (Details) [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			87.60%				100.00%
Chetong Network [Member]
Note 3 - Acquisitions and Reorganisation (Details) [Line Items]
Sale of Stock, Percentage of Ownership before Transaction		100.00%
Chetong Network [Member] | The Management and Employees of Chetong Network [Member]
Note 3 - Acquisitions and Reorganisation (Details) [Line Items]
Business Combination, Consideration Transferred		¥ 16,020
Sale of Stock, Percentage of Ownership Transferred		80.10%
Chetong Network [Member] | CISLA [Member]
Note 3 - Acquisitions and Reorganisation (Details) [Line Items]
Business Combination, Consideration Transferred		¥ 3,980
Sale of Stock, Percentage of Ownership after Transaction		19.90%
CISLA [Member] | Fangzhong [Member] | Meidiya Investments [Member]
Note 3 - Acquisitions and Reorganisation (Details) [Line Items]
Sale of Stock, Percentage of Ownership before Transaction			44.70%
CISLA [Member] | Fangzhong [Member] | The 22 Individuals [Member]
Note 3 - Acquisitions and Reorganisation (Details) [Line Items]
Sale of Stock, Percentage of Ownership before Transaction			42.90%
CISLA [Member] | Yuanqian and Longqian [Member]
Note 3 - Acquisitions and Reorganisation (Details) [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	12.40%		12.40%
Business Combination, Consideration Transferred	¥ 17,000
Wenzhou [Member]
Note 3 - Acquisitions and Reorganisation (Details) [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired				100.00%
Payments to Acquire Businesses, Gross				¥ 16,000
Business Combination, Contingent Consideration, Liability										¥ 0
Goodwill				10,209
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual					¥ 11,902
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual					1,151
Nanjing [Member]
Note 3 - Acquisitions and Reorganisation (Details) [Line Items]
Payments to Acquire Businesses, Gross				27,000
Business Combination, Contingent Consideration, Liability										0
Goodwill				¥ 23,850
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual					19,060
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual					2,323
Jiaxing [Member]
Note 3 - Acquisitions and Reorganisation (Details) [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired				70.00%
Payments to Acquire Businesses, Gross				¥ 21,000
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage				30.00%
Business Combination, Step Acquisition, Equity Interest in Acquiree, Fair Value				¥ 9,000
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain				8,812
Business Combination, Contingent Consideration, Liability										0
Goodwill				¥ 20,862
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual					22,136
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual					¥ 619
P and C Segment [Member]
Note 3 - Acquisitions and Reorganisation (Details) [Line Items]
Goodwill										¥ 54,921